Internally Developed Intangible Assets (Details) - Schedule of internally developed intangible assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Internally developed intangible assets, gross		$ 2,550,420	$ 1,657,637
Less accumulated amortization		(1,227,584)	(747,053)
Internally developed intangible assets, net	$ 1,451,673	$ 1,322,836	$ 910,584